Schedule of Delinquent Participant Contributions (Details) - EBP 038	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	88-2846451
Plan number	038
Participant Contributions Transferred Late to the Plan	$ 2,024
Contributions Not Corrected	11,258
Current Value	1,227,367,743
Deemed distribution	$ 243,610
Minimum
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant loan interest rate	10.50%
Investment, Identifier [Axis]: American Funds EuroPacific Growth Fund; Class R-6
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	$ 19,239,982
Investment, Identifier [Axis]: Crane Company Stock Fund
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	88,425,242
Investment, Identifier [Axis]: Eagle Mid Cap Growth Collective Investment Trust; Class 1
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	21,080,797
Investment, Identifier [Axis]: Fidelity Total Bond K6 Fund
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	15,955,459
Investment, Identifier [Axis]: JPMCB Large Cap Growth Fund; CF A Class
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	114,310,250
Investment, Identifier [Axis]: Loan Fund
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	11,174,323
Investment, Identifier [Axis]: MFS Mid Cap Value Fund; CT
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	23,250,948
Investment, Identifier [Axis]: Vanguard Equity Income Fund Admiral Shares
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	57,407,092
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	324,556
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust D
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	148,161,344
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust D
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	65,589,933
Investment, Identifier [Axis]: Vanguard Institutional Total International Stock Market Index Trust D
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	59,827,907
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Institutional Shares
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	30,438,322
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust III
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	95,808,365
Investment, Identifier [Axis]: Vanguard Small-Cap Index Fund Institutional Shares
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	25,506,216
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	31,841,143
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	64,121,086
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	71,019,543
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	61,968,546
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	52,249,362
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	42,491,495
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	44,804,784
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	30,597,201
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	20,552,326
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	8,033,883
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	1,082,878
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust II
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Current Value	$ 22,104,760